Financial Instruments And Financial Risk Management - Summary of Long Term Loan Receivable (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Long Term Loan Receivable [Line Items]
Interest receivable	$ 0	$ 837
Total Loans receivable, long-term	505	21,223
Verdant Creations LLC [Member]
Disclosure Of Long Term Loan Receivable [Line Items]
Long-term loans receivable	0	20,019
Illinois Incubator [Member]
Disclosure Of Long Term Loan Receivable [Line Items]
Long-term loans receivable	100	0
Other Loan [Member]
Disclosure Of Long Term Loan Receivable [Line Items]
Long-term loans receivable - Other	$ 405	$ 367